Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
As of December 31, goodwill was as follows:

Goodwill	Integrated Networks - Group A	Integrated Networks -Group B	Media & Data Network	All Other	Total
Balance at December 31, 2017	$139,452	$252,645	$190,481	$252,301	$834,879
Acquired goodwill	—	32,776	—	4,816	37,592
Impairment loss recognized	—	(17,828)	(59,188)	(4,691)	(81,707)
Transfer of goodwill between segments	—	211	(29,143)	28,932	—
Transfer of goodwill to asset held for sale (1)	—	—	—	(45,224)	(45,224)
Foreign currency translation	—	(745)	(382)	(11,661)	(12,788)
Balance at December 31, 2018	$139,452	$267,059	$101,768	$224,473	$732,752
Acquired goodwill	—	1,025	—	—	1,025
Impairment loss recognized	(4,879)	—	—	—	(4,879)
Transfer of goodwill between segments (2)	—	(120)	3,612	(3,492)	—
Foreign currency translation	—	423	217	2,153	2,793
Balance at December 31, 2019	$134,573	$268,387	$105,597	$223,134	$731,691
(1) See Note 4 of the Notes to the Consolidated Financial Statements included herein for additional information.
(2) Transfers of goodwill relate to changes in segments.

Schedule of Intangible Assets and Goodwill
As of December 31, the gross and net amounts of acquired intangible assets other than goodwill were as follows:

	Years Ended December 31,
Intangible Assets	2019	2018
Trademark (indefinite life)	$14,600	$14,600
Customer relationships – gross	$58,211	$76,365
Less accumulated amortization	(32,671)	(42,180)
Customer relationships – net	$25,540	$34,185
Other intangibles – gross	$28,695	$31,421
Less accumulated amortization	(13,942)	(12,441)
Other intangibles – net	$14,753	$18,980
Total intangible assets	$101,506	$122,386
Less accumulated amortization	(46,613)	(54,621)
Total intangible assets – net	$54,893	$67,765

Finite-lived Intangible Assets Amortization Expense	The estimated amortization expense for the five succeeding years is as follows:

Year	Amortization
2020	$9,481
2021	8,098
2022	7,547
2023	7,089
Thereafter	8,078